Schedule of account receivable (Details)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 SGD ($)	Apr. 30, 2025 USD ($)	Apr. 30, 2025 SGD ($)	Apr. 30, 2024 SGD ($)
Credit Loss [Abstract]
Accounts receivable	$ 36,598	$ 47,623	$ 29,402	$ 38,384	$ 436,196
Less: allowance for credit losses					(23,607)
Total accounts receivable	$ 36,598	$ 47,623	$ 29,402	$ 38,384	$ 412,589